SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Share-based compensation plans

	Years ended December 31,
	2023	2022
Options	$0.9	$0.7
Share units	5.6	5.0
	$6.5	$5.7

Share option award plan

	Year ended December 31, 2023		Year ended December 31, 2022
	Options (in millions)	Weighted average exercise price (CAD/share)[1]	Options (in millions)	Weighted average exercise price (CAD/share)
Outstanding, beginning of the year	4.7	$4.86	5.1	$4.82
Granted	1.0	3.70	0.8	4.02
Exercised[2]	(0.2)	3.26	(0.4)	3.12
Forfeited	(0.1)	3.94	(0.8)	4.74
Expired	(0.2)	3.26	—	—
Outstanding, end of the year	5.2	$4.77	4.7	$4.86
Exercisable, end of the year	3.0	$5.38	2.8	$5.18
1.Exercise prices are denominated in Canadian dollars. The USDCAD exchange rate at December 31, 2023 was $1.3205/CAD.
2.The weighted average share price on date of options exercised was CAD$3.94.

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information related to options outstanding at December 31, 2023:

Range of Prices CAD$/share	Number Outstanding (millions)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (CAD$/share)
1.01 - 5.00	3.4	4.4	$4.14
5.01 - 10.00	1.8	0.6	$5.96
	5.2	3.1	$4.77

Inputs used in determining the fair value of the options granted
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the options granted during the year. The estimated fair value of the options is expensed over their expected life.

	Years ended December 31,
	2023	2022
Weighted average risk-free interest rate	3.5%	1.8%
Weighted average expected volatility[1]	57.7%	53.2%
Weighted average dividend yield	—%	—%
Weighted average expected life of options issued (years)	5.0	5.0
Weighted average grant-date fair value (CAD per share)	$1.88	$1.89
Weighted average share price at grant date (CAD per share)	$3.63	$4.03
Weighted average exercise price (CAD per share)	$3.70	$4.02
1.Expected volatility is estimated by considering historical average share price volatility based on the average expected life of the options
The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2023	2022
Granted during the year (in millions)	0.5	0.3
Grant-date fair value (CAD per share)[1]	$3.55	$3.57
1.The grant-date fair value is equal to the share price on grant date.

Full value awards consisting of restricted share units
A summary of the status of the Company’s outstanding share units issued to directors and employees under the Company's share incentive plan and changes during the year is presented below.

	Years ended December 31,
(in millions)	2023	2022
Outstanding, beginning of the year	6.3	6.9
Granted	3.4	2.5
Issued	(2.1)	(1.6)
Forfeited and withheld for tax	(1.5)	(1.5)
Outstanding, end of the year	6.1	6.3

Inputs used in determining fair value of restricted share units
The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2023	2022
Granted during the year (in millions)	2.1	1.8
Grant-date fair value (CAD per share)[1]	$3.69	$4.03
1.The grant-date fair value is equal to the share price on grant date.
Performance share units
Executive officers and certain employees are granted performance share units on an annual basis.
The performance share unit grants vest over thirty-six months and are equity settled. There are no cash settlement alternatives for these grants.
Performance share units are granted based on performance objectives and criteria determined on an annual basis based on guidelines established by the Human Resources and Compensation Committee of the Board of Directors. The number of performance share units granted is determined as part of the employees’ overall compensation.
The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2023	2022
Granted during the year (in millions)	0.8	0.4
Grant-date fair value (CAD per share)[1]	$3.65	$4.15
1.The grant-date fair value was determined using a Monte Carlo model.